Acquisitions and Disposals	12 Months Ended
Dec. 31, 2025
Acquisitions and Disposals [Abstract]
Acquisitions and disposals

(3) Acquisitions and disposals

Acquisitions in 2025

In May of 2025, the Group, through its subsidiary acquired 100% equity interest in Qilinfu Capital (Shenzhen) Co., Ltd., a professional capital operation enterprise engaged in capital investment, asset management and related financial consulting services in Shenzhen, at a consideration of RMB7.8 million, which is equivalent to the net assets of the target company as of the acquisition date.

Disposal of subsidiaries in 2025

1)	Disposal of Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”) and Shenzhen Dianlian Information Technology Co., Ltd. (“Dianlian”）

In February 2025, the group’s wholly-owned subsidiary transferred its 100% equity interests in Shenzhen Dianlian Information Technology Co., Ltd., the operator of eHuzhu mutual aid platform, to Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”), another wholly-owned subsidiary of the Group. Immediately thereafter, the Group disposed of its 100% equity interest in Blueplus for a cash consideration of RMB3,030, which was based on its net asset value as of December 31, 2024. A loss on disposal of RMB30,210 was recognized, measured as the excess of consideration over the net book value at the time of disposal. This transaction is not considered a discontinued operation as it does not reflect a strategic change in the Group’s business.

2)	Disposal of Beijing Fanlian Investment Co., Ltd.

In June 2025, the group disposed of 100% equity interests in Beijing Fanlian Investment Co., Ltd.,for a cash consideration of RMB14,260. The Group recognized a loss of RMB6,441, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal.

3）	Disposal of two agency companies

During the fiscal year ended December 31, 2025, the Group disposed two agency companies, separately to independent third parties. The total cash consideration amounted to RMB359, of which 359 was settled as of December 31, 2025. The Group recognized a loss of RMB79,954 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

As of respective closing date of each of these disposals in FY2025, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.

Disposal of subsidiaries in 2024

1)	Disposal of Jiangsu Fanhua Lianchuang Insurance Agency Co., Ltd (“Lian Chuang”) and Zhejiang Fanhua Tongchuang Insurance Agency Co., Ltd (“Tongchuang”） and Guangdong Zhongqi Enterprise Management Consulting Co., Ltd.

During the year, the Group disposed of three subsidiaries, including two agencies and one investment company separately to third parties, for a total cash consideration of RMB1,866, of which 1,766 was settled as of December 31, 2024. The Group recognized a gain of RMB1,976 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal.

2)	Disposal of Fanhua RONS (Beijing) Technology Co., Ltd (“RONS Technology”) and Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”) and its subsidiaries

In November 2024, the Group entered into a share transfer agreement with BGM Group Limited (“BGM”), a leading global provider of premium pharmaceutical products and services. Pursuant to the Agreement, the Group agreed to transfer the equity interests of its intelligent platform consisting of RONS Technology and Xinbao Investment, valued at approximately US$140,000, to BGM in exchange for 69,995,661 of BGM’s Class A ordinary shares (“consideration shares”), at a consideration valuation of US$2.00 per share. The consideration shares will be locked up for 60 months from the date of closing. The transaction is close by December 31, 2024.

The Group recognized a gain of RMB891,052 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiary at the time of disposal. The sales consideration is recognized at RMB1,000,000. The Group consider using equity method to account for the investment in BGM, in which the Group has the ability to exercise significant influence, but does not have a controlling interest. As of December 31, 2024, the Group recognized investment in BGM as investment in affiliates.

Subsequently, on May 27, 2025, the Group transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in exchange for an aggregate consideration of US$106,937, receivable in two equal installments within two years. Following this partial disposal, the Group’s shareholding in BGM fell to 16,635,752 Class A ordinary shares, accounting for 8.3% of its equity interest and 0.8%of voting right as of December 31, 2025. The Group accounted for the investments using the equity method on the fair value of equity share exchange out on December 31, 2024. Following the reduction in ownership and loss of significant influence, the remaining investment is classified as other non-current asset and measured at fair value considering the lock up period of 5 years and low liquidity of BGM.

As of respective closing date of each of these disposals in 2024, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.

Acquisitions and disposal in 2023

The Group made certain acquisitions during the year ended December 31, 2023 as follows:

(a)	Acquisition of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”)

On January 3, 2023, the Group entered into share purchase agreement with the shareholders of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 57.73% of the equity interests of Zhongrong. The total purchase price consisted of stock consideration valued at RMB153,732 through issuing 61,853,580 of the Company’s ordinary shares and a contingent asset of RMB7,162. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur future payments if necessary conditions have not been satisfied respectively by the end of a lock-up period of three years.

The acquisition of Zhongrong was accounted for using the acquisition method of accounting, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Zhongrong and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Zhongrong are included in the agency segment as they are in similar businesses. Contingent consideration, included in other non-current asset in the consolidated balance sheets, is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income (loss) and comprehensive income (loss). The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	153,732
Contingent consideration	(7,162)
Total	146,570
Add: Non-controlling interest	107,318
253,888
RMB
Assets acquired
Cash and cash equivalents and restricted cash	17,174
Intangible assets acquired	61,472
- Software	5,900
- Non-compete agreements	8,423
- Agent resources	28,749
- Insurance broker license	18,400
Accounts receivable and contract assets	163,396
Other assets	16,651
Total assets acquired	258,693

Liabilities assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684

Goodwill arising from the acquisition of this insurance intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from January 3, 2023, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Zhongrong as it is immaterial to the reported results.

(b)	Acquisition of Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”)

On February 6, 2023, the Group entered into share purchase agreement with the shareholders of Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 51% of the equity interests of Zhongji. The total purchase price as of the acquisition date, i.e., March 1, 2023 consisted of a stock consideration valued at RMB35,311 through issuing 13,660,720 of the Company’s ordinary shares and a contingent liability of RMB74. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur a future payments if necessary conditions have not been satisfied by the end of a lock-up period of three years.

The acquisition of Zhongji was accounted for using the acquisition method, and the purchase price allocation was based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Zhongji and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Zhongji are included in the agency segment as they are in similar businesses. Contingent consideration included in other non-current asset in the consolidated balance sheets is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income (loss) and comprehensive income (loss). The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	35,311
Contingent consideration	74
Total	35,385
Add: Non-controlling interests	33,998
69,383
RMB
Assets acquired
Cash and cash equivalents and restricted cash	1,226
Intangible assets acquired	10,930
- Non-compete agreements	1,350
- Agent resources	7,180
- Insurance distribution license	2,400
Accounts receivable and contract assets, net	7,188
Other assets	2,602
Total assets acquired	21,946

Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468

Goodwill arising from the acquisition of this agency intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from March 1, 2023, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Zhongji as it is immaterial to the reported results.

(c)	Acquisition and disposal of Wuhan Taiping Online Insurance Agency Co., Ltd. (“Taiping”)

On February 8, 2023, the Group entered into share purchase agreement with the shareholders of Wuhan Taiping Online Insurance Agency Co., Ltd. (“Taiping”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 51% of the equity interests of Taiping. The total purchase price as of the acquisition date, i.e., March 1, 2023 consisted of a stock consideration valued at RMB23,541 through issuing 9,107,140 of the Company’s ordinary shares and a contingent asset of RMB1,554. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur a future payments if all necessary conditions have not been satisfied by the end of a lock-up period of three years.

 The acquisition of Taiping was accounted for using the acquisition method of accounting, and the purchase price allocation was based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Taiping and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Taiping are included in the agency segment as they are similar businesses. The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The fair value of the purchase price was RMB21,987 as of the acquisition date which has been allocated based on the fair value of the assets acquired and liabilities assumed. RMB33,361 and RMB10,420 were allocated to goodwill and identified intangible assets, respectively. Contingent consideration is included in other non-current asset in the consolidated balance sheets is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income (loss) and comprehensive income (loss). The result of operation has been consolidated by the Group from March 1, 2023 which is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Taiping as it is immaterial to the reported results.

Given that Taiping failed to meet certain performance targets in due course, 9,107,140 ordinary shares previously issued were repurchased by the Company whom in turn surrendered its equity interests of Taiping, pursuant to a supplementary agreement entered on November 30, 2023. A disposal gain of RMB139 was recorded in others, net for the year ended December 31, 2023.

The business of Taiping was not integrated into insurance agency segment as it was disposed of shortly after it has been acquired and thus the benefits of the acquired goodwill were never realized by the rest of the reporting unit. The current carrying amount of the goodwill arising from the acquisition of Taiping that has been assigned to the agency segment was included in the carrying amount of Taiping to be disposed of.

(d)	Other Acquisitions

In November of 2023, to implement Group’s overseas expansion strategy, the Group, through its subsidiary acquired 100% equity interest in Aasure Insurance Broker Limited, a Hong Kong insurance intermediate for cash consideration of RMB2,650. As close to 90% of the fair value of the gross assets acquired by the Group is associated with the brokerage license, the acquisition is considered an asset acquisition.

The Group acquired 100% equity interest in Puyi Family Office (Chengdu) Enterprises Management Consulting Co., Ltd., or Puyi Family Office (Chengdu) from MAASE for a nominal consideration on December 31, 2023. Puyi Family Office (Chengdu) primarily engages in family office business.

Pro forma results of operations for all the individually immaterial business combinations have not been presented because they are not material collectively to the reported results for the year ended December 31, 2023.